Subsequent Events (Details)	12 Months Ended
Dec. 31, 2019 $ / shares shares
January 7, 2020 [Member] | Securities Purchase Agreements [Member]
Subsequent Events (Details) [Line Items]
Issuance of aggregate American Depositary Shares	1,000,000
Ordinary shares in registered direct offering	100
Purchase price per ADS (in Dollars per share) | $ / shares	$ 3.00
March 4, 2020 [Member] | Canndoc Ltd [Member]
Subsequent Events (Details) [Line Items]
Description of business acquisition	The Company will acquire from Canndoc all rights to the use of Canndoc’s products for the reduction of opioid usage, including accumulated data, as well as on-going and pipeline of clinical trials. In addition, Canndoc will supply to the Company, over the course of the next five years, with a minimum of 6 tons of GMP pharma grade cannabis products with a value of $18 million USD. The Company will have the option to extend the agreement for an additional period of 5 years, until 2029.
Issue to american depositary receipts	1,023,720
Percentage of share capital on partially diluted basis	19.00%
Description of strategic commercial agreement	In addition to the strategic commercial agreement, the companies are considering expanding their collaboration and have signed a non-binding LOI for a full merger. Under preliminary details, the Company will acquire from Intercure all of Canndoc’s outstanding shares, in exchange for additional Cellect ADRs to be in total approximately 95% (approximately 93% on a fully diluted basis) of the merged company. The proposed merger is subject to definitive agreement, Board approval and customary closing conditions, including the approval of the IMCA (Israeli Medical Cannabis Agency) and Cellect’s shareholders. The parties aim to close such transaction in 2020. The parties agreed to act jointly in order to fulfill all the requirements to enable the Company to continue to trade on the NASDAQ and, for this purpose, Intercure has committed to invest a cash sum of at least $3 million USD in any public offering that Cellect may undertake, at a price of not less than $4.50 USD per ADR.